Supplementary Oil And Gas Information (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	$ 130,953	$ 128,872	$ 122,946
Capitalized costs, unproved properties	2,436	2,579	2,637
Capitalized costs, gross	133,389	131,451	125,583
Net capitalized costs	67,784	70,203	66,783
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(65,605)	(61,248)	(58,800)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	119,707	117,643	110,154
Capitalized costs, unproved properties	2,353	2,510	2,600
Capitalized costs, gross	122,060	120,153	112,754
Net capitalized costs	65,130	67,329	63,892
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(56,930)	(52,824)	(48,862)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	7,283	7,296	7,321
Capitalized costs, unproved properties	0	0	0
Capitalized costs, gross	7,283	7,296	7,321
Net capitalized costs	1,430	1,584	1,586
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(5,853)	(5,712)	(5,735)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	3,963	3,933	5,471
Capitalized costs, unproved properties	83	69	37
Capitalized costs, gross	4,046	4,002	5,508
Net capitalized costs	1,224	1,290	1,305
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (2,822)	$ (2,712)	$ (4,203)